25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 4) - Foreign Exchange Risk [Member] - Non-Designated as Hedge [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) R
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value	R$ 22,026
Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	EUR
Liabilities	BRL
Maturity	1st Qtr. 2020
Notional	R$ 225,000
Average rate | R	4.5653
Fair value	R$ (5,069)
Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	USD
Liabilities	BRL
Maturity	1st Qtr. 2020
Notional	R$ 385,000
Average rate | R	4.0791
Fair value	R$ (17,965)
Collar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	BRL
Liabilities	USD
Maturity	4th Qtr. 2020
Notional	R$ 15,000
Average rate | R	4.1495
Fair value	R$ 393
Futures - B3 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	USD
Liabilities	BRL
Maturity	1st Qtr. 2020
Notional	R$ 194,500
Average rate | R	4.0224
Fair value	R$ (4,854)
Currency Swap [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	100.00% CDI+1,43%
Liabilities	USD+4.24% p.a.
Maturity	3rd Qtr. 2028
Notional	R$ 1,601,096
Average rate | R
Fair value	R$ 49,827
Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	EUR
Liabilities	JPY
Maturity	1st Qtr. 2020
Notional	R$ 20,487
Average rate | R	122.0298
Fair value	R$ 9
Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	EUR
Liabilities	USD
Maturity	1st Qtr. 2020
Notional	R$ 35,000
Average rate | R	1.1209
Fair value	R$ 758
Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	EUR
Liabilities	RUB
Maturity	1st Qtr. 2020
Notional	R$ 21,092
Average rate | R	71.1157
Fair value	R$ (769)
Collar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	TRY
Liabilities	USD
Maturity	1st Qtr. 2020
Notional	R$ 50,000
Average rate | R	6.1805
Fair value	R$ (304)